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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   6/30/2002
                                               -----------

Check here if Amendment[ ]:  Amendment Number: ___________
   This Amendment (Check only one):  [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     LONGVIEW MANAGEMENT GROUP, LLC
          -------------------------------------------------------
Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
          -------------------------------------------------------

          -------------------------------------------------------

          -------------------------------------------------------

          -------------------------------------------------------

Form 13F File Number 28- 4651
                         ----

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Richard Boberg
                   -----------------------------------
Title:             Vice President
                   -----------------------------------
Phone:             312-236-6300

Signature, Place, and Date of Signing:
  /s/ Richard Boberg        Chicago, Illinois         August 13, 2002
----------------------     --------------------      -----------------
     (Signature)             (City, State)                 (Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
 [If there are no entries in this list, omit this section.]

    Form 13F File Number  Name

    28- _______________   ______________________________________________
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

                                 Report Summary:

Report Summary:

Number of Other Included Managers:        None
                                          --------------------------------
Form 13F Information Table Entry Total:   17
                                          --------------------------------
Form 13F Information Table Value Total:   $ 29,202
                                          --------------------------------
                                                      (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

    NONE     28- ___________________      ___________________________
    ----

   [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                                    6/30/2002

       COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5            COLUMN 6         COLUMN 7          COLUMN 8
       --------           --------     --------   --------     ---------            --------         --------          --------
                          TITLE OF                 VALUE       SHARES OR      INVESTMENT DISCRETION                VOTING AUTHORITY
    NAME OF ISSUER         CLASS         CUSIP    (X$1000)  PRINCIPLE AMOUNT  SOLE   SHARED   OTHER  MANAGERS    SOLE   SHARED  NONE
    --------------        --------       -----    --------  ----------------  ----   ------   -----  --------    ----   ------  ----
AETNA INC NEW              Com New     00817Y108     1,102        22,977 SH    X                     Longview   22,977
ALLTEL CORP                Com         020039103     2,664        56,688 SH    X                     Longview   56,688
AMERICAN INTL GROUP INC    Com         026874107       360         5,281 SH    X                     Longview    5,281
BANK ONE CORP              Com         06423A103    12,818       333,097 SH    X                     Longview  333,097
BAXTER INTL INC            Com         071813109       204         4,592 SH    X                     Longview    4,592
COMPUTER ASSOC INTL INC    Com         204912109       279        17,551 SH    X                     Longview   17,551
EMERSON ELECTRIC           Com         291011104     3,071        57,391 SH    X                     Longview   57,391
GENERAL DYNAMICS CORP      Com         369550108     1,433        13,470 SH    X                     Longview   13,470
GENERAL ELECTRIC CO        Com         369604103       583        20,086 SH    X                     Longview   20,086
HILTON HOTELS CORP         Com         432848109     1,633       117,504 SH    X                     Longview  117,504
MAYTAG CORP                Com         578592107     1,472        34,505 SH    X                     Longview   34,505
NOVELL INC                 Com         670006105        35        10,800 SH    X                     Longview   10,800
PARK PLACE ENTMT CORP      Com         700690100     1,204       117,504 SH    X                     Longview  117,504
PFIZER INC                 Com         717081103       477        13,625 SH    X                     Longview   13,625
PITNEY BOWES INC           Com         724479100       222         5,600 SH    X                     Longview    5,600
SUNGARD DATA SYS INC       Com         867363103       483        18,244 SH    X                     Longview   18,244
US BANCORP DEL             Com New     902973304     1,161        49,708 SH    X                     Longview   49,708

TOTAL                                               29,202       898,623                                       898,623

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.